Restructuring (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring
Restructuring costs

	Year Ended December 31,
	2013	2014
Cost of sales (excluding depreciation and amortization)	$ 3,400	$ 1,228
Selling, general and administrative expenses	20,000	2,247
Total restructuring costs	$ 23,400	$ 3,475

Restructuring costs recorded by segment

	Year Ended December 31,
	2013	2014
North American Records and Information Management Business	$ 12,600	$ 1,560
North American Data Management Business	2,100	340
Western European Business	2,300	33
Other International Business	1,400	—
Corporate and Other Business	5,000	1,542
Total restructuring costs	$ 23,400	$ 3,475